Pioneer Disciplined Growth Fund
Schedule of Investments  |  May 31, 2024

A: PINDX	C: INDCX	K: INKDX	Y: INYDX

Schedule of Investments  |  5/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 1.1%
100,904	HEICO Corp.	$ 22,377,480
	Total Aerospace & Defense	$22,377,480

	Beverages — 4.7%
1,518,321	Coca-Cola Co.	$ 95,547,941
	Total Beverages	$95,547,941

	Biotechnology — 3.0%
78,513(a)	Alnylam Pharmaceuticals, Inc.	$ 11,653,685
63,036(a)	BioMarin Pharmaceutical, Inc.	4,732,112
123,144(a)	Ionis Pharmaceuticals, Inc.	4,626,520
97,852(a)	Natera, Inc.	10,424,173
67,599(a)	Vertex Pharmaceuticals, Inc.	30,780,529
	Total Biotechnology	$62,217,019

	Broadline Retail — 7.5%
876,705(a)	Amazon.com, Inc.	$ 154,685,830
	Total Broadline Retail	$154,685,830

	Capital Markets — 2.2%
320,223	Charles Schwab Corp.	$ 23,465,941
168,722	Intercontinental Exchange, Inc.	22,591,876
	Total Capital Markets	$46,057,817

	Chemicals — 4.9%
172,576	Air Products and Chemicals, Inc.	$ 46,026,019
182,279	Sherwin-Williams Co.	55,376,360
	Total Chemicals	$101,402,379

	Communications Equipment — 1.4%
77,966	Motorola Solutions, Inc.	$ 28,450,573
	Total Communications Equipment	$28,450,573

	Construction Materials — 1.7%
435,282	CRH Plc	$ 35,588,656
	Total Construction Materials	$35,588,656

	Consumer Finance — 1.6%
135,132	American Express Co.	$ 32,431,680
	Total Consumer Finance	$32,431,680

	Distributors — 1.2%
66,500	Pool Corp.	$ 24,176,075
	Total Distributors	$24,176,075

1Pioneer Disciplined Growth Fund | 5/31/24

Shares		Value
	Electrical Equipment — 3.3%
50,733	Eaton Corp. Plc	$ 16,886,479
195,287	Rockwell Automation, Inc.	50,292,261
	Total Electrical Equipment	$67,178,740

	Electronic Equipment, Instruments & Components — 2.8%
409,938(a)	Keysight Technologies, Inc.	$ 56,768,214
	Total Electronic Equipment, Instruments & Components	$56,768,214

	Energy Equipment & Services — 2.0%
889,486	Schlumberger, NV	$ 40,818,513
	Total Energy Equipment & Services	$40,818,513

	Entertainment — 2.7%
222,555(a)	Live Nation Entertainment, Inc.	$ 20,862,306
335,565	Walt Disney Co.	34,868,559
	Total Entertainment	$55,730,865

	Financial Services — 3.4%
326,353(a)	Fiserv, Inc.	$ 48,874,625
120,749	Jack Henry & Associates, Inc.	19,884,946
	Total Financial Services	$68,759,571

	Food Products — 0.5%
78,812(a)	Freshpet, Inc.	$ 10,337,770
	Total Food Products	$10,337,770

	Health Care Providers & Services — 3.7%
152,517	UnitedHealth Group, Inc.	$ 75,552,346
	Total Health Care Providers & Services	$75,552,346

	Household Products — 2.6%
570,636	Colgate-Palmolive Co.	$ 53,046,323
	Total Household Products	$53,046,323

	Interactive Media & Services — 10.6%
809,463(a)	Alphabet, Inc., Class A	$ 139,632,367
103,882	Meta Platforms, Inc., Class A	48,495,234
724,242(a)	Pinterest, Inc., Class A	30,048,801
	Total Interactive Media & Services	$218,176,402

	IT Services — 1.4%
78,919	Accenture Plc, Class A	$ 22,278,044
23,793(a)	MongoDB, Inc.	5,616,576
	Total IT Services	$27,894,620

Pioneer Disciplined Growth Fund | 5/31/242

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Shares		Value
	Leisure Products — 0.5%
256,163(a)	YETI Holdings, Inc.	$ 10,436,081
	Total Leisure Products	$10,436,081

	Machinery — 2.7%
74,740	Deere & Co.	$ 28,009,562
132,867	IDEX Corp.	27,721,371
	Total Machinery	$55,730,933

	Oil, Gas & Consumable Fuels — 1.7%
220,000	Cheniere Energy, Inc.	$ 34,713,800
	Total Oil, Gas & Consumable Fuels	$34,713,800

	Pharmaceuticals — 3.3%
188,553(a)	Arvinas, Inc.	$ 6,248,647
74,089	Eli Lilly & Co.	60,778,170
	Total Pharmaceuticals	$67,026,817

	Semiconductors & Semiconductor Equipment — 8.5%
202,455(a)	Advanced Micro Devices, Inc.	$ 33,789,739
668,319(a)	Allegro MicroSystems, Inc.	20,143,135
304,873(a)	Lattice Semiconductor Corp.	22,633,772
693,401	Microchip Technology, Inc.	67,419,379
153,144	Texas Instruments, Inc.	29,864,611
	Total Semiconductors & Semiconductor Equipment	$173,850,636

	Software — 8.8%
56,892(a)	Adobe, Inc.	$ 25,303,286
35,264(a)	ANSYS, Inc.	11,194,557
136,189(a)	Autodesk, Inc.	27,455,702
22,112(a)	HubSpot, Inc.	13,511,538
401,757	Oracle Corp.	47,081,903
123,577(a)	Palo Alto Networks, Inc.	36,444,093
29,721(a)	ServiceNow, Inc.	19,524,616
	Total Software	$180,515,695

	Specialized REITs — 3.7%
335,150	American Tower Corp.	$ 65,602,261
75,094	Digital Realty Trust, Inc.	10,914,162
	Total Specialized REITs	$76,516,423

	Specialty Retail — 0.9%
46,240(a)	Ulta Beauty, Inc.	$ 18,268,962
	Total Specialty Retail	$18,268,962

3Pioneer Disciplined Growth Fund | 5/31/24

Shares		Value
	Technology Hardware, Storage & Peripherals — 6.0%
504,014	Apple, Inc.	$ 96,896,691
426,023(a)	Pure Storage, Inc., Class A	25,684,927
	Total Technology Hardware, Storage & Peripherals	$122,581,618

	Textiles, Apparel & Luxury Goods — 1.5%
98,455(a)	Lululemon Athletica, Inc.	$ 30,716,976
	Total Textiles, Apparel & Luxury Goods	$30,716,976

	Total Common Stocks (Cost $1,744,892,622)	$2,047,556,755

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
2,892,383(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 2,892,383
		$2,892,383

	TOTAL SHORT TERM INVESTMENTS (Cost $2,892,383)	$2,892,383

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $1,747,785,005)	$2,050,449,138
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(326,957)
	net assets — 100.0%	$2,050,122,181

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2024.
†	Amount rounds to less than 0.1%.
Pioneer Disciplined Growth Fund | 5/31/244

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,047,556,755	$—	$—	$2,047,556,755
Open-End Fund	2,892,383	—	—	2,892,383
Total Investments in Securities	$2,050,449,138	$—	$—	$2,050,449,138
During the period ended May 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Disciplined Growth Fund | 5/31/24